SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of remaining capitalized asset for amortized	The remaining capitalized asset for 2020 will be amortized as follows:

2021	$1,550,000
2022	1,450,000
2023	1,040,000
2024	950,000
2025	920,000
Thereafter	5,070,000